SEGMENT REPORTING	12 Months Ended
Dec. 31, 2014
SEGMENT REPORTING

31. SEGMENT REPORTING

The following geographic area information includes revenue based on location of players for the years ended December 31, 2012, 2013 and 2014:

	2012	2013	2014	2014
	RMB	RMB	RMB	US$(Note 3)
PRC	144,311,839	85,483,458	41,969,350	6,764,231
North America	752,373	13,135,914	14,906,530	2,402,497
Other areas	9,369,603	6,156,697	7,401,011	1,192,826
Total	154,433,815	104,776,069	64,276,891	10,359,554